SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Reconciliation of Ordinary Shares
A reconciliation of opening and closing balances of the number of ordinary shares outstanding is presented below:

	2013	2012	2011
Balance outstanding at beginning of year	8,798,570	8,815,003	8,815,003
Purchase of treasury shares	-	(16,433)	-
Exercise of options	6,666	-	-
Balance outstanding at end of year	8,805,236	8,798,570	8,815,003

Schedule of Stock Options Assumptions
The fair value of the Company's stock options granted under the 2012 plan for the year ended December 31, 2012 was estimated using the following assumptions:

2012

Expected stock price volatility	41.57% - 43.4%
Expected option life (in years)	2.23 - 3.23
Risk free interest rate	0.23% - 0.32%
Dividend yield	9.8%

Schedule of Stock Option Activity
The following table is a summary of the activity of TAT's stock Option plan:

	Year ended December 31,
	2013
	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	285,000	$6.50
Granted	-	-
Expired	-	-
Forfeited	(133,334)	6.50
Exercised	(6,666)	6.50

Outstanding at the end of the year	145,000	$6.50

Exercisable options	24,167	$6.50